SCHEDULE I ADDITIONAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	¥ (375,975,505)	$ (58,998,761)	¥ (375,935,570)	¥ (446,142,859)
Research and development expenses	(490,018,940)	(76,894,665)	(416,272,985)	(383,886,857)
Other operating income (expense), net	80,325,008	12,604,747	74,298,644	100,898,056
Interest income	77,392,560	12,144,581	145,235,383	159,096,901
Equity (deficit) in equity of subsidiaries and VIE	(15,127,838)	(2,373,888)	1,306,287	(3,241,580)
Net income (loss)	(620,248,897)	(97,330,586)	404,735,526	33,348,128
Other comprehensive income (loss):
Comprehensive income (loss) attributable to the ordinary shareholders	(705,416,675)	(110,695,268)	61,516,460	149,054,009
Parent Company
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	(83,456,188)	(13,096,097)	(63,824,140)	(41,464,310)
Research and development expenses	(2,454,862)	(385,221)	(3,787,468)
Other operating income (expense), net	(24,367,660)	(3,823,818)	13,014,651	6,508,518
Interest income	33,567,582	5,267,486	116,756,835	148,245,151
Equity (deficit) in equity of subsidiaries and VIE	(505,172,018)	(79,272,512)	423,338,719	(73,536,127)
Net income (loss)	(581,883,146)	(91,310,162)	485,498,597	39,753,232
Other comprehensive income (loss):
Foreign currency translation adjustment	(123,533,529)	(19,385,105)	(423,982,137)	109,300,777
Comprehensive income (loss) attributable to the ordinary shareholders	¥ (705,416,675)	$ (110,695,267)	¥ 61,516,460	¥ 149,054,009